Offerings	Jul. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.850% Notes due 2031
Amount Registered | shares	528,825,000
Proposed Maximum Offering Price per Unit	0.99978
Maximum Aggregate Offering Price	$ 528,708,658.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 73,014.67
Offering Note	(1) Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrants' Registration Statement on Form S-3ASR (File Nos. 333-286204 and 333-286204-01) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). (3) The amount registered, the maximum aggregate offering price and the amount of registration fee are based on the latest Canadian dollar/U.S. dollar exchange rate of C$1.00/$0.7051 announced by the U.S. Federal Reserve Board on July 6, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 3.850% Notes due 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(2) Welltower Inc. will fully and unconditionally guarantee the 3.850% Notes due 2031 and 4.150% Notes due 2033, each issued by Welltower OP, LLC. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee. (3) The amount registered, the maximum aggregate offering price and the amount of registration fee are based on the latest Canadian dollar/U.S. dollar exchange rate of C$1.00/$0.7051 announced by the U.S. Federal Reserve Board on July 6, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.150% Notes due 2033
Amount Registered | shares	282,040,000
Proposed Maximum Offering Price per Unit	0.99971
Maximum Aggregate Offering Price	$ 281,958,208.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 38,938.43
Offering Note	(1) Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrants' Registration Statement on Form S-3ASR (File Nos. 333-286204 and 333-286204-01) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). (3) The amount registered, the maximum aggregate offering price and the amount of registration fee are based on the latest Canadian dollar/U.S. dollar exchange rate of C$1.00/$0.7051 announced by the U.S. Federal Reserve Board on July 6, 2026.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.150% Notes due 2033
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(2) Welltower Inc. will fully and unconditionally guarantee the 3.850% Notes due 2031 and 4.150% Notes due 2033, each issued by Welltower OP, LLC. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee. (3) The amount registered, the maximum aggregate offering price and the amount of registration fee are based on the latest Canadian dollar/U.S. dollar exchange rate of C$1.00/$0.7051 announced by the U.S. Federal Reserve Board on July 6, 2026.